SIGNIFICANT TRANSACTIONS - Global Telecom Holding S.A.E mandatory tender offer (Details) $ in Millions				12 Months Ended
	Nov. 08, 2017 ج.م. / shares shares	Feb. 21, 2017	Feb. 20, 2017	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Investments in subsidiaries
Financial assets				$ 1,164	$ 496
Global Telecom Holding S.A.E
Investments in subsidiaries
Outstanding shares, which are not owned by VEON | shares	1,997,639,608
Percentage of interest in subsidiary		57.69%	51.92%	57.70%	51.90%
VEON Holdings B.V.
Investments in subsidiaries
Percentage of interest in subsidiary	42.31%			100.00%	100.00%
Proposed offer price | ج.م. / shares	ج.م. 7.90
Cash pledged as collateral | Global Telecom Holding S.A.E
Investments in subsidiaries
Financial assets				$ 987